SCHEDULE OF INTEREST EXPENSE DEBT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Stated interest accrual		$ 117,817	$ 2,004	$ 227,197	$ 251,857	$ 381,886
Debt discount amortization		771,556		945,969	945,969	613,610
Total		$ 889,373	$ 2,004	$ 1,173,166	$ 1,197,826	$ 995,496